Vessels, Drilling Rigs, Drillships, Machinery and Equipment - Additional information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended		3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011 Vessels Avoca, Padre and Positano [Member]	Mar. 31, 2012 Vessels Avoca, Padre and Positano [Member]	Mar. 31, 2012 Vessels Avoca And Padre [Member]	Jun. 30, 2012 Positano [Member]
Gain/(Loss) on sale of assets	$ (963)	$ (705)			$ (1,487)	$ 499
Vessel impairment charge	0	112,104	32,584
Vessel Sale Price				$ 118,000